Trade Payables - Schedule of Trade Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)
Current
Trade payables	RM 4,050	$ 996	RM 9,220,900	$ 2,187,639
Third parties [Member]
Current
Trade payables	4,050		9,220,900
Related Parties [Member]
Current
Trade payables